Financial assets and liabilities	12 Months Ended
Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities	Financial assets and liabilities
This note provides information about the Group's financial instruments, including:
•an overview of all financial instruments held by the Group;
•specific information about each type of financial instrument;
•accounting policies; and
•information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2025
Cash & cash equivalents	5(a)	—	—	161,551	161,551
Trade & other receivables	5(b)	—	—	14,866	14,866
Financial assets at fair value through other comprehensive income	5(c)	1,388	—	—	1,388
Other non-current assets	5(d)	—	—	1,296	1,296
		1,388	—	177,713	179,101
As of June 30, 2024
Cash & cash equivalents	5(a)	—	—	62,960	62,960
Trade & other receivables	5(b)	—	—	20,952	20,952
Financial assets at fair value through other comprehensive income	5(c)	1,014	—	—	1,014
Other non-current assets	5(d)	—	—	2,102	2,102
		1,014	—	86,014	87,028
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2025
Trade and other payables	5(e)	—	—	19,082	19,082
Borrowings	5(f)	—	—	121,894	121,894
Contingent consideration	5(g)(iii)	—	21,779	—	21,779
Warrant liability	5(g)(vi)	—	5,724	—	5,724
		—	27,503	140,976	168,479
As of June 30, 2024
Trade and other payables	5(e)	—	—	7,070	7,070
Borrowings	5(f)	—	—	114,345	114,345
Contingent consideration	5(g)(iii)	—	26,892	—	26,892
Warrant liability	5(g)(vi)	—	4,647	—	4,647
		—	31,539	121,415	152,954
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
The Group’s exposure to various risks associated with the financial instruments is discussed in Note 10. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a.    Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Cash at bank	161,158	62,563
Deposits at call(1)	393	397
	161,551	62,960

(1)	As of June 30, 2025 and June 30, 2024, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.
(i)    Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

		As of June 30,
(in U.S. dollars, in thousands)	Note	2025	2024
Trade receivables		13,911	1,403
Tax incentives recoverable		—	854
Foreign withholding tax recoverable		22	471
Net investment in sublease		188	224
Interest receivables		2	23
Other recoverable taxes (Goods and services tax and value-added tax)		743	423
Insurance Asset	22	—	17,554
Trade and other receivables		14,866	20,952
(ii)    Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Clinical trial research and development expenditure	1,402	391
Prepaid insurance and subscriptions	1,967	1,775
Other	2,318	385
Prepayments	5,687	2,551
(iii)    Classification as trade and other receivables
Trade receivables and other receivables represent the gross amounts due at balance date less adjustments for estimated revenue deductions such as certain distribution fees and chargebacks as applicable to receivables on product sales, and any provision for expected credit losses, where applicable. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement within Selling, general and administration expenses. All trade and other receivables, with the exception of the net investment in sublease, are recognized at the value of the amounts receivable, as trade receivables from product sales are due within 112 days, and other trade and other receivables are due for settlement within 60 days, and therefore do not require remeasurement. The net investment in sublease is recognized at the present value of minimum lease payments receivable over the remaining life of the lease.
(iv)    Fair values of trade and other receivables
Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.
(v)    Impairment and risk exposure
Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 10(a) and (b).
c.    Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Unlisted securities:
Equity securities	1,388	1,014
	1,388	1,014
(i)    Classification of financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income comprises equity securities which are not held for trading, and which the Group has irrevocably elected at initial recognition to recognize in this category. These are strategic investments and the Group considers this classification to be more relevant.
The financial assets are presented as non-current assets unless they mature, or management intends to dispose of them within 12 months of the end of the reporting period.
(ii)    Impairment indicators for financial assets at fair value through other comprehensive income
Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value. See Note 23(m)(iv) for further details about the Group’s impairment policies for financial assets.
(iii)    Amounts recognized in other comprehensive income
For the years ended June 30, 2025, 2024 and 2023, the Group recognized in statement of comprehensive income a gain of $0.4 million, a $0.7 million loss and a $Nil gain/loss respectively, for change in fair value of the financial assets through other comprehensive income.
(iv)    Fair value, impairment and risk exposure
Information about the methods and assumptions used in determining fair value is provided in Note 5(g). None of the financial assets through other comprehensive income are either past due or impaired.
All financial assets at fair value through other comprehensive income are denominated in US$.
d.    Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Bank guarantee	475	481
Net investment in sublease	—	190
Letter of credit	569	1,179
Security deposit	252	252
	1,296	2,102
(i)    Classification of financial assets as other non-current assets
Bank guarantee
These funds are held in an account named Mesoblast Limited at National Australia Bank according to the terms of a Bank Guarantee which is security for the sublease agreement for our occupancy of Level 38, 55 Collins Street, Melbourne, Victoria, Australia. The Bank Guarantee is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The Bank Guarantee continues in force until it is released by the lessor.
Letter of credit
These funds held in an account named Mesoblast, Inc. at the Bank of America according to the terms of an irrevocable standby letter of credit which is security for the sublease agreement for our occupancy of 1114 6th Avenue, 4th Floor, New York, NY, 10036, United States of America. The letter of credit is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The letter of credit is deemed to automatically renewed without amendment for a period of one year at each anniversary.
(ii)    Impairment and risk exposure
Information about the impairment of other non-current assets and their credit quality and the Group’s exposure to credit risk can be found in Note 10(b).
e.    Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Trade payables and other payables	19,082	7,070
Trade and other payables	19,082	7,070
The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.
f.    Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(10,782)	(9,833)
Amortization of carrying amount, net of payments made	50,757	42,259
	121,894	114,345

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Borrowings
Current
Borrowings - NovaQuest	11,153	1,869
Borrowings - Oaktree	43,002	11,993
	54,155	13,862
Non-current
Borrowings - NovaQuest	67,739	64,562
Borrowings - Oaktree	—	35,921
	67,739	100,483
	121,894	114,345
(i)    Borrowing arrangements
Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)
In November 2021, the Group entered into a five-year senior debt facility provided by funds associated with Oaktree. The facility had a three-year interest only period, at a fixed rate of 9.75% per annum, after which time the principal amortizes 5% per quarter beginning December 2024 and a final payment is due no later than November 2026. The facility also allowed the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) has been added to the outstanding loan balance and currently accrues further interest at a fixed rate of 9.75% per annum. The principal balance at the end of the three-year interest only period was $52.2 million, which amortizes at 5% per quarter beginning December 2024. The outstanding loan balance as of June 30, 2025 is $44.3 million.
On November 19, 2021, Oaktree was also granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day volume weighted average price ("VWAP"). The Group determined that an obligation to issue the warrants arose from the time the debt facility was signed; consequently, a liability for the warrants was recognized in November 2021. The warrants were legally issued on January 11, 2022 and have an expiry date of 7 years from date of issuance. On the issuance date of the Oaktree facility and the warrants, the warrants were initially measured at fair value and the Oaktree borrowing liability measured as the difference between the $60.0 million received from the Oaktree facility and the fair value of the warrants. In December 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants was recognized in December 2022. The warrants were legally issued on March 8, 2023 have an expiry date of 7 years from date of issuance.
On January 5, 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants granted to Oaktree was adjusted in accordance with the terms of these warrants. The warrants issued to Oaktree in November 2021 changed from 1,769,669 ADSs at $7.26 per ADS to 884,838
ADSs at $14.36 per ADS. The warrants issued to Oaktree in December 2022 changed from 455,000 ADSs at $3.70 per ADS to 227,502 ADSs at $7.24 per ADS.
In December 2024 and January 2025, Oaktree exercised 188,122 and 39,380, respectively, of the ADS warrants that were issued in December 2022. Refer to Note 5(g)(vi) for more details on warrants issued and exercised.
In the years ended June 30, 2025, 2024 and 2023, respectively, the Group recognized losses of $0.2 million, $2.3 million and $1.6 million in the Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of the financial liability to reflect the revised estimated future cash flows from the credit facility.
The Group has pledged substantially all of its assets as collateral under the loan facility with Oaktree.
NovaQuest Capital Management, L.L.C.
On June 29, 2018, the Group entered into an eight-year loan and security agreement with NovaQuest drawing $30.0 million of the principal in July 2018. The loan term included an interest only period of four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026.
All interest and principal payments have been deferred until after the receipt of the first commercial sale of Ryoncil® for the treatment in pediatric patients with SR-aGVHD in the United States and other geographies excluding Asia ("Ryoncil® for pediatric SR-aGVHD"). Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum. The outstanding loan balance is repayable in full at maturity. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge.
Following receipt of the first commercial sales, repayments commence based on a percentage of receipt of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments. If in any quarterly period, 25% of receipt of net sales of Ryoncil® for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of receipt of net sales of Ryoncil® for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of receipt of net sales of Ryoncil® for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Because of this relationship of receipt of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.
In the years ended June 30, 2025, 2024 and 2023, respectively, the Group recognized losses of $0.2 million and $0.1 million and gain of $0.9 million in the Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of the Group's financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines.
The Group recognizes a liability as current based on repayments linked to estimates of receipt of net sales of Ryoncil®. However, if receipt of net sales of Ryoncil® are higher than estimated, actual repayments will exceed this amount, subject to the annual payment cap described above.
The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s fixed rate loan with the senior creditor, Oaktree. The Group have pledged a portion of our assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.
(ii)    Compliance with loan covenants
Our loan facilities with Oaktree and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group is currently obliged to maintain a minimum unrestricted cash balance of $12.8 million under our loan and security agreement with Oaktree, which reduces at a proportionate rate with each quarterly repayment of principal. The Group also has covenants in our loan and security agreements with our lenders to provide certain financial and management reports periodically.
The Group has complied with all loan covenants of its borrowing facilities during the year ended June 30, 2025 and 2024, and through the date of this report.
(iii)    Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2025	2024
Cash and cash equivalents	161,551	62,960
Borrowings	(121,894)	(114,345)
Lease liabilities	(6,263)	(4,578)
Warrant liability	(5,724)	(4,647)
Net Debt	27,670	(60,610)

Cash and cash equivalents	161,551	62,960
Gross debt - fixed interest rates	(128,157)	(118,923)
Gross debt - variable interest rates	—	—
Warrant liability	(5,724)	(4,647)
Net Debt	27,670	(60,610)

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2024	(114,345)	(4,578)	(4,647)	(123,570)	62,960	(60,610)
Cash Flows(1)	14,165	2,214	—	16,379	97,502	113,881
Remeasurement adjustments	(416)	—	(4,962)	(5,378)	—	(5,378)
Other Changes(2)	(21,298)	(1,346)	—	(22,644)	—	(22,644)
Exercise of warrants	—	—	3,885	3,885	—	3,885
Acquisition – leases	—	(2,564)	—	(2,564)	—	(2,564)
Foreign exchange adjustments	—	11	—	11	1,089	1,100
Net Debt as at June 30, 2025	(121,894)	(6,263)	(5,724)	(133,881)	161,551	27,670
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.
(iv)    Fair values of borrowing arrangements
The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.
g.    Recognized fair value measurements
(i)    Fair value hierarchy
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2025 and June 30, 2024 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,388	1,388
Total Financial Assets		—	—	1,388	1,388

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	21,779	21,779
Warrant liabilities	5(g)(vi)	—	—	5,724	5,724
Total Financial Liabilities		—	—	27,503	27,503
There were no transfers between any of the levels for recurring fair value measurements during the period.

As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,014	1,014
Total Financial Assets		—	—	1,014	1,014

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	26,892	26,892
Warrant liabilities	5(g)(vi)	—	—	4,647	4,647
Total Financial Liabilities		—	—	31,539	31,539
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions and other liabilities (contingent consideration), equity securities (unlisted) and warrant liabilities.
(ii)    Valuation techniques used.
The Group did not hold any level 1 or 2 financial instruments as at June 30, 2025 or June 30, 2024.
The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at June 30, 2025 and June 30, 2024. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of MSC assets from Osiris and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at June 30, 2025 and June 30, 2024. The Group used discounted cash flow analysis to determine the fair value measurements of contingent consideration, Black-Scholes valuation method to determine the fair value of a financial derivative within contingent consideration and the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(g)(vi) for the fair value measurement and movements in warrant liability for the period ended June 30, 2025 and June 30, 2024.
(iii)    Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2025 and June 30, 2024:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2023	17,199
Reclassification during the period	—
Charged/(credited) to consolidated income statement:
Remeasurement(1)	9,693
Closing balance - June 30, 2024	26,892

Opening balance - July 1, 2024	26,892
Amount paid during the period(2)	(20,000)
Charged/(credited) to consolidated income statement:
Remeasurement(3)	14,887
Closing balance - June 30, 2025	21,779

(1)
In the year ended June 30, 2024, a loss of $9.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)
In January 2025, the Group issued 10,228,239 ordinary shares as payment for a $20.0 million milestone within contingent consideration following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024. The shares are subject to a 12-month lock-up period.

(3)
In the year ended June 30, 2025, a loss of $14.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $14.9 million loss, $4.6 million of the remeasurement loss was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.

Within the $14.9 million loss, the Group also recognized a loss of $10.3 million on the remeasurement of the contingent consideration milestone paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment is required to be paid. This loss reflects the fair value remeasurement of the issued shares as at June 30, 2025.

(iv)    Valuation inputs and relationship to fair value
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data) Description	Fair value as of June 30, 2025)	Fair value as of June 30, 2024)	Valuation technique	Unobservable inputs(1)	Year Ended June 30, 2025	Year Ended June 30, 2024	Relationship of unobservable inputs to fair value
Contingent consideration provision	21,779	26,892	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Year ended June 30, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.
Year ended June 30, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.

				Expected unit sales price	Various	Various
Year ended June 30, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.2%.
Year ended June 30, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Year ended June 30, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.2%.
Year ended June 30, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Year ended June 30, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.0%, respectively.
Year ended June 30, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20.1%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.
(v)    Valuation processes of contingent consideration provision
In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.
For the years ended June 30, 2025 and June 30, 2024, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the interim Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction and payment provisions within the agreement. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the consolidated income statement in the year ended June 30, 2025 was a net result of changing the key assumptions of the contingent consideration valuation such as the share price movement over the lock-up period relating to the derivative financial liability, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.
The main level 3 inputs used by the Group in the valuation of contingent consideration are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price giving consideration to comparable products available in the market place and a value based pricing assessment. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:	Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions with the agreement. These assumptions are reviewed as part of the valuation process outlined above.
Within the contingent consideration provision, the Group recognized a derivative financial liability in relation to a milestone paid within contingent consideration. The contingent consideration was paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under the milestone payment is required to be paid. The fair value of the financial derivative has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of this financial derivative are included below. The following assumptions were based on observable market conditions that existed as of June 30, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2025	Rationale
Share Price	A$1.62	Closing share price on valuation date from external market source
Exercise price	A$3.15	Market price on initial payment date
Expected Term	7 months	Lock-up period
Dividend Yield	0%	Based on Company’s nil dividend history
Expected Volatility	73.57%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.47%	Based on the closing U.S. treasury issued 5 year bonds on valuation date
Fair value per share	$1.0033	Determined using Black-Scholes valuation model with the inputs above
Fair value	$10,262,224	Fair value of $10,262,224 as of June 30, 2025. Fair value was $Nil as of June 30, 2024.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2025	2024
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	10,778	26,236
Fair value of financial derivative liability	10,262	—
Fair value of royalty payments from commercialization of the intellectual property acquired	739	656
	21,779	26,892
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2025	2024
Opening balance	4,647	5,426
Remeasurement of warrant liability	4,962	(779)
Exercise of warrants	(3,885)	—
Closing Balance	5,724	4,647
On November 19, 2021, in connection with the $60.0 million drawdown of the Oaktree debt, Oaktree were granted the right to warrants to purchase 1,769,669 ADSs at US$7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrant instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
On December 22, 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants was recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance.
On January 5 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants was adjusted in accordance with the terms of these warrants. The warrants issued in November 2021 changed from 1,769,669 ADSs at US$7.26 per ADS to 884,838 ADSs at US$14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at US$3.70 per ADS to 227,502 ADSs at US$7.24 per ADS.
The exercise price of the warrants will be received in US$, which is different to Mesoblast Limited’s functional currency of A$ which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Consolidated Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.
In January 2025, the Group issued 2,275,020 ordinary shares to Oaktree     for the exercise of 227,502 ADS warrants that were issued in December 2022. One ADS warrant is equivalent to 10 ordinary shares. The Group received $1.6 million of proceeds in relation to the exercise price of the warrants at US$7.24 per ADS, which was recognized within cash and cash equivalents during the year ended June 30, 2025. The fair value of $3.9 million relating to the warrants exercised and the exercise price of $1.6 million were recognized as issued capital within the equity statement.
As of June 30, 2025, 2024 and 2023 respectively, the fair value of warrant liability was $5.7 million, $4.6 million and $5.4 million respectively. During the years ended June 30, 2025, 2024 and 2023, the Group recognized a remeasurement loss of $5.0 million, a remeasurement gain of $0.8 million and a remeasurement loss of $2.2 million, respectively, in the Consolidated Income Statement on the remeasurement of warrant liability.
(vii)    Fair value of warrants
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of the warrants are included below. The following assumptions were based on observable market conditions that existed as of June 30, 2025 and 2024.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of June 30, 2025	As of June 30, 2024	Rationale
Share Price	$10.89	$6.81	Closing share price on valuation date from external market source
Exercise Price	$14.36	$7.24 to $14.36	As per subscription agreement
Expected Term	4 years	5 to 6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	93.43%	91.91%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.99%	4.38%	Based on the closing U.S. treasury issued 7 year bonds on valuation date
Fair value per warrant	$6.4688	$3.9352 to $5.1211	Determined using Black-Scholes valuation model with the inputs above
Fair value	$5,723,883	$4,647,075	Fair value of 884,838 warrants of $5,723,883 as of June 30, 2025 and fair value of 1,112,340 warrants of $4,647,075 as of June 30, 2024